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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings May 31, 2018

invesco.com/us	CM-STIT-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–40.18%(a)

Asset-Backed Securities – Fully Supported–5.71%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.09%	06/22/2018	$25,000	$24,970,590
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	07/23/2018	25,000	24,921,200
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.32%	08/15/2018	30,000	29,856,867
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.)(b)(c)	2.31%	08/20/2018	25,000	24,874,508
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.38%	10/09/2018	72,235	72,301,557
				176,924,722

Asset-Backed Securities – Fully Supported Bank–8.01%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(b)	2.17%	07/20/2018	30,072	29,988,677
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.20%	07/02/2018	55,000	54,896,279
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.19%	07/23/2018	45,000	44,859,087
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	1.85%	06/04/2018	7,500	7,498,481
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.80%	06/01/2018	15,000	14,999,283
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(c)	2.31%	07/17/2018	40,000	39,893,468
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	1.89%	06/12/2018	31,050	31,030,811
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.11%	07/11/2018	25,000	24,942,970
				248,109,056

Asset-Backed Securities – Multi-Purpose–1.37%

Versailles Commercial Paper LLC (CEP-Natixis S.A.)(c)	2.29%	06/04/2018	42,500	42,491,882

Diversified Banks–16.39%

Bank Nederlandse Gemeenten N.V.(b)(c)	2.12%	07/02/2018	40,000	39,930,132
BPCE S.A.(b)(c)	2.37%	09/07/2018	11,300	11,228,652
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%) (b)(c)(d)	2.14%	12/07/2018	50,000	50,009,355
DBS Bank Ltd.(b)(c)	2.11%	06/04/2018	30,000	29,993,967
First Abu Dhabi Bank PJSC(b)(c)	1.77%	06/05/2018	40,000	39,990,084
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(b)(c)(d)	2.36%	10/09/2018	70,000	70,059,430
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(d)	2.45%	02/04/2019	55,000	55,001,655
Natixis(b)	2.32%	08/02/2018	25,000	24,910,838
NRW Bank(b)(c)	1.76%	06/04/2018	30,000	29,994,069
NRW Bank(b)(c)	2.11%	07/19/2018	40,000	39,888,444
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(b)(c)(d)	2.13%	07/24/2018	12,000	12,000,800
Sumitomo Mitsui Trust Bank, Ltd.(b)(c)	2.09%	06/11/2018	25,000	24,986,182
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.19%) (b)(c)(d)	2.14%	07/24/2018	50,000	50,016,810
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%) (b)(c)(d)	2.21%	11/30/2018	30,000	30,001,749
				508,012,167

Diversified Capital Markets–2.74%

UBS AG (1 mo. USD LIBOR + 0.38%)(b)(c)(d)	2.29%	12/03/2018	25,000	25,009,065
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.24%	12/28/2018	30,000	30,000,228
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.24%	01/02/2019	30,000	30,000,501
				85,009,794

Other Diversified Financial Services–1.77%

ABN AMRO Funding USA LLC(b)(c)	2.32%	07/18/2018	25,000	24,932,168
ABN AMRO Funding USA LLC(b)(c)	2.31%	07/20/2018	30,000	29,914,791
				54,846,959

Regional Banks–2.58%

Banque et Caisse d’Epargne de l’Etat(b)	1.87%	06/11/2018	30,000	29,983,728
Banque et Caisse d’Epargne de l’Etat(b)	1.82%	06/14/2018	25,000	24,982,597
Mitsubishi UFJ Trust & Banking Corp.(b)	2.31%	08/03/2018	25,000	24,908,623
				79,874,948

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance–1.61%

Nederlandse Waterschapsbank N.V.(b)(c)	1.81%	06/13/2018	$50,000	$49,965,965
Total Commercial Paper (Cost $1,245,012,638)				1,245,235,493

Certificates of Deposit–16.86%

Banco Del Estado De Chile(b)	2.30%	08/17/2018	25,000	25,009,202
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(b)(d)	2.15%	12/07/2018	25,000	24,996,028
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(b)(d)	2.16%	12/11/2018	50,000	49,990,480
China Construction Bank Corp.(b)	2.05%	06/14/2018	55,000	55,001,776
China Construction Bank Corp.(b)	2.05%	06/28/2018	15,000	15,000,173
KBC Bank N.V.(b)	2.12%	07/09/2018	25,000	25,003,413
KBC Bank N.V.(b)	2.12%	07/24/2018	45,000	45,001,219
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(b)(d)	2.13%	06/01/2018	7,500	7,500,082
Norinchukin Bank (The)(b)	1.90%	06/21/2018	25,000	25,000,410
Oversea-Chinese Banking Corp. Ltd.(b)	2.12%	07/06/2018	50,000	50,006,595
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(b)(d)	2.15%	12/07/2018	50,000	49,999,810
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.26%)(b)(d)	2.24%	11/30/2018	30,000	29,997,810
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%) (d)	2.16%	12/05/2018	50,000	50,002,100
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%) (d)	2.17%	01/04/2019	10,000	10,000,229
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%) (d)	2.51%	01/18/2019	10,000	10,003,366
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%) (b)(d)	2.15%	01/08/2019	50,000	50,010,025
Total Certificates of Deposit (Cost $522,499,713)				522,522,718

Variable Rate Demand Notes–4.43%(e)

Credit Enhanced–2.87%

Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	1.75%	10/01/2028	9,200	9,200,000
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	1.75%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.99%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	1.76%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	1.80%	05/01/2050	11,035	11,035,000
Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	1.95%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(f)	1.93%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	1.95%	11/01/2049	10,000	10,000,000
Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	1.93%	11/01/2049	5,340	5,340,000
Series 2016 B-2, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	1.92%	11/01/2049	1,500	1,500,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	2.01%	07/01/2040	1,660	1,660,000
				88,854,999

Other Variable Rate Demand Notes–1.56%

University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.72%	08/01/2045	48,500	48,500,000
Total Variable Rate Demand Notes (Cost $137,354,999)				137,354,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–61.47% (Cost $1,904,867,350)				1,905,113,210

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–38.63%(g)

Bank of Nova Scotia, joint agreement dated 05/31/2018, aggregate maturing value of $800,039,778 (collateralized by U.S. government sponsored agency obligations valued at $816,000,000; 2.00%-7.00%; 11/01/2018-05/15/2058)	1.79%	06/01/2018	$155,007,707	$155,000,000
Bank of Nova Scotia, joint agreement dated 05/31/2018, aggregate maturing value of $35,001,750 (collateralized by U.S. Treasury obligations and foreign corporate obligations valued at $35,700,045; 1.25%-2.75%; 07/26/2019-02/15/2027) (b)	1.80%	06/01/2018	9,000,450	9,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2018, aggregate maturing value of $1,000,049,722 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 1.38%-6.00%; 01/31/2021-04/01/2048)	1.79%	06/01/2018	155,007,707	155,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017, aggregate maturing value of $99,000,000 (collateralized by U.S. Treasury obligations valued at $100,980,156; 1.63%-3.63%; 08/15/2019-08/15/2023) (h)	1.90%	-	-	56,500,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2018, aggregate maturing value of $150,000,000 (collateralized by domestic and foreign corporate obligations, domestic agency mortgage-backed securities and a foreign non-agency asset-backed security valued at $159,688,723; 0%-12.25%; 06/16/2018-07/02/2064) (h)	2.81%	-	-	5,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 05/31/2018, aggregate maturing value of $750,037,083 (collateralized by U.S. government sponsored agency obligations valued at $765,000,000; 3.00%-4.50%; 09/01/2042-05/01/2048)	1.78%	06/01/2018	155,007,664	155,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 05/29/2018, aggregate maturing value of $55,016,683 (collateralized by domestic and foreign agency asset-backed securities, domestic agency mortgage-backed securities and domestic commercial paper valued at $57,761,068; 0%-6.20%; 03/12/2019-12/15/2049) (b)(i)	1.82%	06/04/2018	15,004,550	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 05/29/2018, aggregate maturing value of $75,023,125 (collateralized by domestic and foreign agency asset-backed securities valued at $82,500,486; 1.59%-6.67%; 01/25/2034-06/25/2047) (b)(i)	1.85%	06/04/2018	35,010,792	35,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 05/29/2018, aggregate maturing value of $20,006,333 (collateralized by domestic agency asset-backed securities, a domestic commercial paper and a domestic agency mortgage-backed security valued at $21,751,381; 0.24%-3.06%; 03/12/2019-09/25/2043) (b)(i)	1.90%	06/04/2018	15,004,750	15,000,000
ING Financial Markets, LLC, joint agreement dated 05/31/2018, aggregate maturing value of $150,007,917 (collateralized by domestic and foreign corporate debt obligations valued at $165,000,002; 4.88%-10.00%; 10/27/2021-06/05/2115) (b)	1.90%	06/01/2018	105,005,542	105,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, aggregate maturing value of $30,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $33,006,325; 0%-14.81%; 01/25/2030-10/15/2048) (h)	2.73%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 05/31/2018, aggregate maturing value of $400,019,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0%-2.25%; 02/15/2020-02/15/2027)	1.79%	06/01/2018	155,007,707	155,000,000
RBC Capital Markets LLC, joint agreement dated 05/31/2018, aggregate maturing value of $175,008,750 (collateralized by domestic and foreign corporate obligations and U.S. government sponsored agency obligations valued at $181,350,048; 0%-10.20%; 07/27/2018-06/25/2048) (b)	1.80%	06/01/2018	60,003,000	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2018, aggregate maturing value of $1,000,048,611 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,001; 3.00%-3.50%; 10/20/2047-05/20/2048)	1.75%	06/01/2018	86,661,382	86,657,169
Wells Fargo Securities, LLC, joint agreement dated 05/31/2018, aggregate maturing value of $760,037,789 (collateralized by U.S. government sponsored agency obligations valued at $775,200,001; 2.13%-6.00%; 02/01/2021-05/01/2048)	1.79%	06/01/2018	155,007,707	155,000,000
Wells Fargo Securities, LLC, joint term agreement dated 03/08/2018, aggregate maturing value of $236,480,500 (collateralized by domestic commercial paper, domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $246,999,290; 0%-2.79%; 06/07/2018-03/25/2046) (i)	2.52%	06/06/2018	10,063,000	10,000,000
Total Repurchase Agreements (Cost $1,197,157,169)				1,197,157,169
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.10% (Cost $3,102,024,519)				3,102,270,379
OTHER ASSETS LESS LIABILITIES–(0.10)%				(3,133,312)
NET ASSETS–100.00%				$3,099,137,067

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Liquid Assets Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
LIBOR	—London Interbank Offered Rate
LOC	—Letter of Credit
RB	—Revenue Bonds
Ref.	—Refunding
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 13.6%; Canada: 10.1%; France: 6.9%; other countries less than 5% each: 29.1%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the 1933 Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $1,064,959,374, which represented 34.36% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–40.78%(a)

Asset-Backed Securities - Fully Supported–0.84%

Ridgefield Funding Co. LLC (CEP-BNP Paribas, S.A.)(b)(c)	2.00%	06/11/2018	$3,750	$3,747,955

Asset-Backed Securities - Fully Supported Bank–21.64%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	1.99%	06/05/2018	11,685	11,682,136
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.20%	07/02/2018	15,000	14,971,713
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	1.95%	06/18/2018	15,000	14,986,117
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.80%	06/01/2018	5,000	4,999,761
Lexington Parker Capital Co., LLC (CEP-Natixis S.A.)(b)(c)	2.19%	07/09/2018	10,000	9,978,333
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.92%	06/15/2018	4,551	4,547,539
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.12%	07/11/2018	8,000	7,981,686
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	1.97%	06/04/2018	10,000	9,998,064
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank UA)(b)(c)	2.08%	06/01/2018	15,000	14,999,291
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC)(b)(c)	1.84%	06/12/2018	3,036	3,034,176
				97,178,816

Asset-Backed Securities - Multi-Purpose–0.67%

CHARTA, LLC(b)	2.03%	06/25/2018	3,000	2,996,017

Consumer Finance–2.23%

American Honda Finance Corp.(c)	2.01%	06/08/2018	10,000	9,996,089

Diversified Banks–13.61%

ANZ New Zealand Int’l Ltd.(b)(c)	2.01%	06/14/2018	6,200	6,195,867
Federation des caisses Desjardins du Quebec (Canada)(b)(c)	1.94%	06/26/2018	12,000	11,983,768
First Abu Dhabi Bank PJSC (United Arab Emirates)(b)(c)	1.77%	06/05/2018	7,000	6,998,265
NRW Bank (Germany)(b)(c)	2.07%	07/13/2018	12,000	11,971,147
Sumitomo Mitsui Banking Corp. (Japan)(b)(c)	2.16%	07/17/2018	4,000	3,989,801
Sumitomo Mitsui Trust Bank, Ltd.(b)(c)	2.09%	06/11/2018	10,000	9,994,473
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.08%	07/27/2018	10,000	9,967,478
				61,100,799

Regional Banks–0.68%

MUFG Bank, Ltd.(c)	2.11%	06/07/2018	3,075	3,073,863

Specialized Finance–1.11%

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.81%	06/13/2018	5,000	4,996,597
Total Commercial Paper (Cost $183,089,870)				183,090,136

Certificates of Deposit–13.16%

BNP Paribas S.A.(c)	1.63%	06/15/2018	8,000	7,999,306
Canadian Imperial Bank of Commerce(c)	1.53%	06/20/2018	3,100	3,099,615
China Construction Bank Corp.(c)	2.05%	06/28/2018	5,000	5,000,057
China Construction Bank Corp.(c)	2.05%	06/29/2018	8,000	8,000,064
Mizuho Bank, Ltd.(c)	2.19%	06/07/2018	10,000	10,000,779
Oversea-Chinese Banking Corp. Ltd.(c)	2.12%	07/06/2018	10,000	10,001,319
Standard Chartered Bank(c)	1.62%	06/01/2018	15,000	14,999,927
Total Certificates of Deposit (Cost $59,098,472)				59,101,067

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–12.69%(d)

Credit Enhanced–10.64%

Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(b)(e)	1.05%	01/01/2029	$800	$800,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(e)	1.75%	11/01/2030	2,745	2,745,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.99%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(e)	1.76%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.)(b)(e)	1.85%	01/01/2033	11,015	11,015,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(e)	1.95%	11/01/2049	13,000	13,000,000
Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(e)	1.93%	11/01/2049	2,910	2,910,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(e)	1.98%	01/01/2033	5,700	5,700,000
				47,775,000

Other Variable Rate Demand Notes–2.05%

University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.72%	08/01/2045	9,200	9,200,000
Total Variable Rate Demand Notes (Cost $56,975,000)				56,975,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–66.63% (Cost $299,163,342)				299,166,203

			Repurchase Amount

Repurchase Agreements–33.39%(f)

Bank of Nova Scotia, joint agreement dated 05/31/2018, aggregate maturing value of $35,001,750 (collateralized by U.S. Treasury obligations and foreign corporate obligations valued at $35,700,045; 1.25% - 2.75%; 07/26/2019 - 02/15/2027)(c)	1.80%	06/01/2018	15,000,750	15,000,000
Bank of Nova Scotia, joint agreement dated 05/31/2018, aggregate maturing value of $800,039,778 (collateralized by U.S. government sponsored agency obligations valued at $816,000,000; 2.00% - 7.00%; 11/01/2018 - 05/15/2058)	1.79%	06/01/2018	20,000,994	20,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2018, aggregate maturing value of $1,000,049,722 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 1.38% - 6.00%; 01/31/2021 - 04/01/2048)	1.79%	06/01/2018	20,000,994	20,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 06/01/2018, maturing value of $10,000,000 (collateralized by domestic agency mortgage-backed securities valued at $10,501,621; 0.06% - 4.72%; 07/15/2032 - 03/15/2050)(c)(g)	2.30%	07/05/2018	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 05/31/2018, aggregate maturing value of $150,007,917 (collateralized by domestic and foreign corporate debt obligations valued at $165,000,002; 4.88% - 10.00%; 10/27/2021 - 06/05/2115)(c)	1.90%	06/01/2018	20,001,056	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,754,191; 0% - 7.65%; 08/15/2019)(h)	1.90%	–	–	15,000,000
Mizuho Securities (USA) LLC, joint agreement dated 05/31/2018, aggregate maturing value of $400,019,889 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0% - 2.25%; 02/15/2020 - 02/15/2027)	1.79%	06/01/2018	20,000,994	20,000,000
RBC Capital Markets LLC, joint agreement dated 05/31/2018, aggregate maturing value of $175,008,750 (collateralized by domestic and foreign corporate obligations and U.S. government sponsored agency obligations valued at $181,350,048; 0% - 10.20%; 07/27/2018 - 06/25/2048)(c)	1.80%	06/01/2018	20,001,000	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2018, aggregate maturing value of $1,000,048,611 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,001; 3.00% - 3.50%; 10/20/2047 - 05/20/2048)	1.75%	06/01/2018	9,929,964	9,929,481
Total Repurchase Agreements (Cost $149,929,481)				149,929,481
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.02% (Cost $449,092,823)				449,095,684
OTHER ASSETS LESS LIABILITIES–(0.02)%				(76,972)
NET ASSETS–100.00%				$449,018,712

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
RN	—Revenue Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $183,853,049, which represented 40.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 13.4%; Netherlands: 13.4%; Japan: 12.6%; Switzerland: 7.8%; France: 7.6%; other countries less than 5% each: 14.8%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	Also represents cost for federal income tax purposes.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–67.46%

U.S. Treasury Bills–46.87%(a)

U.S. Treasury Bills	1.67%	06/07/2018	$450,000	$449,875,500
U.S. Treasury Bills	1.68%	06/14/2018	750,000	749,547,709
U.S. Treasury Bills	1.73%	06/14/2018	450,000	449,719,931
U.S. Treasury Bills	1.79%	06/21/2018	367,372	367,008,710
U.S. Treasury Bills	1.75%	06/28/2018	1,000,000	998,689,207
U.S. Treasury Bills	1.77%	06/28/2018	750,000	749,010,001
U.S. Treasury Bills	1.75%	07/05/2018	500,000	499,178,325
U.S. Treasury Bills	1.71%	07/12/2018	300,000	299,417,116
U.S. Treasury Bills	1.72%	07/12/2018	700,000	698,633,231
U.S. Treasury Bills	1.61%	07/19/2018	475,000	473,987,533
U.S. Treasury Bills	1.77%	07/19/2018	750,000	748,240,000
U.S. Treasury Bills	1.84%	07/26/2018	750,000	747,903,126
U.S. Treasury Bills	1.64%	08/02/2018	500,000	498,600,522
U.S. Treasury Bills	1.84%	08/02/2018	750,000	747,629,793
U.S. Treasury Bills	1.85%	08/09/2018	500,000	498,236,667
U.S. Treasury Bills	1.84%	08/30/2018	530,000	527,586,312
U.S. Treasury Bills	1.85%	08/30/2018	500,000	497,712,499
U.S. Treasury Bills	1.85%	09/06/2018	750,000	746,301,874
U.S. Treasury Bills	1.92%	09/13/2018	450,000	447,530,000
U.S. Treasury Bills	1.90%	10/11/2018	350,000	347,585,500
U.S. Treasury Bills	1.91%	10/11/2018	210,000	208,544,315
U.S. Treasury Bills	1.96%	10/18/2018	590,000	585,573,042
				12,336,510,913

U.S. Treasury Notes–20.59%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.08%	07/31/2018	429,240	429,239,836
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.07%	10/31/2018	695,000	694,966,823
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.04%	01/31/2019	550,000	550,084,187
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.97%	04/30/2019	1,282,000	1,282,020,616
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.96%	07/31/2019	800,000	800,020,241
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.95%	10/31/2019	340,000	340,061,829
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.90%	01/31/2020	277,000	276,773,735
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.94%	04/30/2020	1,048,000	1,048,032,635
				5,421,199,902
Total U.S. Treasury Securities (Cost $17,757,710,815)				17,757,710,815
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–67.46% (Cost 17,757,710,815)				17,757,710,815

			Repurchase Amount

Repurchase Agreements–32.62%(c)

ABN AMRO Bank N.V., agreement dated 05/31/2018, maturing value of $200,009,833 (collateralized by U.S. Treasury obligations valued at $204,000,035; 1.13% - 3.88%; 01/31/2019 - 05/15/2047)	1.77%	06/01/2018	200,009,833	200,000,000
Bank of Montreal, term agreement dated 05/18/2018, maturing value of $300,406,000 (collateralized by U.S. Treasury obligations valued at $306,000,006; 0% - 3.13%; 06/14/2018 - 08/15/2047)(d)	1.74%	06/15/2018	300,406,000	300,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 05/31/2018, maturing value of $450,022,250 (collateralized by U.S. Treasury obligations valued at $459,000,047; 0.63% - 3.88%; 09/30/2019 - 05/15/2047)	1.78%	06/01/2018	$450,022,250	$450,000,000
BNP Paribas Securities Corp., joint agreement dated 05/31/2018, aggregate maturing value of $500,025,000 (collateralized by U.S. Treasury obligations valued at $510,275,969; 0.13%; 01/15/2023)	1.80%	06/01/2018	100,005,000	100,000,000
CIBC World Markets Corp., agreement dated 05/31/2018, maturing value of $500,024,722 (collateralized by U.S. Treasury obligations valued at $510,000,070; 0.13% - 3.75%; 04/15/2020 - 05/15/2047)	1.78%	06/01/2018	500,024,722	500,000,000
Citigroup Global Markets, Inc., term agreement dated 05/31/2018, maturing value of $600,205,333 (collateralized by U.S. Treasury obligations valued at $612,000,000; 0%; 11/15/2019 - 08/15/2045)(d)	1.76%	06/07/2018	600,205,333	600,000,000
DNB Bank ASA, agreement dated 05/31/2018, maturing value of $250,012,361 (collateralized by U.S. Treasury obligations valued at $255,000,034; 1.13% - 2.50%; 09/30/2019 - 03/31/2024)	1.78%	06/01/2018	250,012,361	250,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2018, maturing value of $100,004,944 (collateralized by a U.S. Treasury obligation valued at $102,000,044; 3.63%; 02/15/2020)	1.78%	06/01/2018	100,004,944	100,000,000
HSBC Securities (USA) Inc., term agreement dated 05/31/2018, maturing value of $200,068,444 (collateralized by U.S. Treasury obligations valued at $204,000,086; 1.13% - 1.88%; 07/15/2019 - 01/15/2021)(d)	1.76%	06/07/2018	200,068,444	200,000,000
J.P. Morgan Securities LLC, agreement dated 05/31/2018, maturing value of $250,012,361 (collateralized by U.S. Treasury obligations valued at $255,000,090; 1.38% - 1.88%; 06/30/2020 - 09/30/2023)	1.78%	06/01/2018	250,012,361	250,000,000
Lloyds Bank PLC, joint term agreement dated 03/20/2018, aggregate maturing value of $803,192,000 (collateralized by U.S. Treasury obligations valued at $813,775,968; 1.25% - 2.63%; 10/31/2020 - 08/15/2025)(d)	1.89%	06/06/2018	512,034,900	510,000,000
Lloyds Bank PLC, joint term agreement dated 03/23/2018, aggregate maturing value of $702,784,833 (collateralized by U.S. Treasury obligations valued at $708,373,268; 2.13% - 3.50%; 05/15/2020 - 08/15/2021)	1.86%	06/11/2018	411,631,117	410,000,000
Lloyds Bank PLC, term agreement dated 03/20/2018, maturing value of $251,147,917 (collateralized by U.S. Treasury obligations valued at $256,104,741; 1.13% - 1.75%; 05/31/2020 - 11/15/2022)	1.90%	06/15/2018	251,147,917	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/30/2018, aggregate maturing value of $1,100,386,135 (collateralized by U.S. Treasury obligations valued at $1,122,537,846; 0% - 4.50%; 07/12/2018 - 02/15/2043)(d)	1.75%	06/06/2018	410,140,577	410,001,063
Mitsubishi UFJ Trust and Banking Corp. , joint term agreement dated 05/30/2018, aggregate maturing value of $2,795,581,383 (collateralized by U.S. Treasury obligations valued at $2,852,577,495; 1.63% - 2.25%; 08/31/2022 - 11/30/2024)(d)	1.76%	06/06/2018	1,187,718,825	1,187,312,500
Natixis, joint agreement dated 05/31/2018, aggregate maturing value of $1,000,049,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,077; 0% - 8.75%; 11/15/2018 - 11/15/2027)	1.78%	06/01/2018	289,864,147	289,849,816
Prudential Insurance Co. of America, agreement dated 05/31/2018, maturing value of $321,772,338 (collateralized by U.S. Treasury obligations valued at $329,241,701; 0% - 2.50%; 11/15/2025 - 02/15/2045)	1.80%	06/01/2018	321,772,338	321,756,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 05/31/2018, maturing value of $205,385,269 (collateralized by U.S. Treasury obligations valued at $210,900,500; 0%; 08/15/2033 - 08/15/2045)	1.80%	06/01/2018	205,385,269	205,375,000
Royal Bank of Canada, agreement dated 05/31/2018, maturing value of $300,014,750 (collateralized by a U.S. Treasury obligation valued at $306,000,050; 2.38%; 08/15/2024)	1.77%	06/01/2018	300,014,750	300,000,000
Royal Bank of Canada, term agreement dated 05/29/2018, maturing value of $250,083,125 (collateralized by U.S. Treasury obligations valued at $255,000,050; 0.13% - 3.63%; 04/15/2020 - 05/15/2046)(d)	1.71%	06/05/2018	250,083,125	250,000,000
Societe Generale, open agreement dated 04/03/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,081; 0% - 8.88%; 07/15/2018 - 05/15/2047)(e)	1.73%	–	–	1,000,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., agreement dated 05/31/2018, maturing value of $500,024,306 (collateralized by U.S. Treasury obligations valued at $516,850,461; 2.13% - 2.38%; 12/31/2022 - 08/15/2024)	1.75%	06/01/2018	$500,024,306	$500,000,000
Total Repurchase Agreements (Cost $8,584,294,629)				8,584,294,629
TOTAL INVESTMENTS IN SECURITIES(f)–100.08% (Cost $26,342,005,444)				26,342,005,444
OTHER ASSETS LESS LIABILITIES–(0.08)%				(22,126,592)
NET ASSETS–100.00%				$26,319,878,852

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–28.72%

Federal Farm Credit Bank (FFCB)–3.09%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.89%	11/19/2019	$37,300	$37,271,820
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.86%	12/04/2019	125,000	124,995,075
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.87%	12/18/2019	25,000	24,996,272
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.86%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (a)	1.82%	10/08/2019	75,000	74,961,795
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.85%	09/25/2019	110,000	109,992,155
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.80%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.79%	04/11/2019	75,000	75,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.85%	08/28/2019	145,000	144,982,373
				812,199,490

Federal Home Loan Bank (FHLB)–24.13%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.88%	09/18/2019	50,000	50,013,858
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.85%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.88%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.89%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.84%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.87%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.84%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.83%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.85%	05/17/2019	110,000	110,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.84%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.83%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.85%	07/17/2019	72,000	72,001,199
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.83%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (a)	1.84%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.86%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.80%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.85%	04/22/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.80%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.80%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.84%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.79%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.80%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.79%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.77%	07/03/2018	300,000	300,000,011
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.78%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.81%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.31%) (a)	2.03%	08/15/2018	58,000	57,995,550
Unsec. Disc. Notes (b)	1.88%	07/20/2018	350,000	349,109,152
Unsec. Disc. Notes (b)	1.86%	07/27/2018	400,000	398,847,723
Unsec. Disc. Notes (b)	1.85%	08/01/2018	110,500	110,154,549
Unsec. Disc. Notes (b)	1.86%	08/01/2018	300,000	299,061,108
Unsec. Disc. Notes (b)	1.85%	08/03/2018	91,000	90,706,980
Unsec. Disc. Notes (b)	1.86%	08/03/2018	150,000	149,515,162
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%) (a)	1.87%	07/12/2018	200,000	200,008,087
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.83%	03/01/2019	165,000	165,002,149
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.83%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.83%	07/08/2019	150,000	150,007,673
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.83%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.82%	11/19/2018	120,000	120,000,000
				6,350,423,201

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.19%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%) (a)	1.82%	08/08/2019	$50,000	$50,000,000

Overseas Private Investment Corp. (OPIC)–1.31%

Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.94%	11/15/2028	95,455	95,454,545
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.94%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.94%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.94%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.94%	07/15/2025	37,861	37,861,112
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.93%	05/15/2030	10,062	10,062,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate) (c)	1.89%	07/09/2026	42,075	42,075,000
				345,452,657
Total U.S. Government Sponsored Agency Securities (Cost $7,558,075,348)				7,558,075,348

U.S. Treasury Securities–23.88%

U.S. Treasury Bills–18.89% (b)

U.S. Treasury Bills	1.79%	06/21/2018	188,000	187,814,089
U.S. Treasury Bills	1.75%	06/28/2018	800,000	798,951,280
U.S. Treasury Bills	1.74%	07/05/2018	200,000	199,672,278
U.S. Treasury Bills	1.75%	07/05/2018	100,000	99,835,572
U.S. Treasury Bills	1.77%	07/19/2018	200,000	199,530,000
U.S. Treasury Bills	1.63%	07/26/2018	300,000	299,259,792
U.S. Treasury Bills	1.84%	07/26/2018	500,000	498,602,084
U.S. Treasury Bills	1.64%	08/02/2018	400,000	398,880,392
U.S. Treasury Bills	1.84%	08/02/2018	600,000	598,103,834
U.S. Treasury Bills	1.90%	08/23/2018	500,000	497,815,486
U.S. Treasury Bills	1.84%	08/30/2018	300,000	298,633,125
U.S. Treasury Bills	1.85%	09/06/2018	350,000	348,274,208
U.S. Treasury Bills	1.91%	09/13/2018	200,000	198,904,822
U.S. Treasury Bills	1.91%	10/11/2018	200,000	198,613,266
U.S. Treasury Bills	1.96%	10/18/2018	150,000	148,874,968
				4,971,765,196

U.S. Treasury Notes–4.99%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate) (a)	1.90%	01/31/2020	170,000	169,909,148
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%) (a)	1.94%	04/30/2020	775,000	775,023,142
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (a)	1.96%	07/31/2019	370,000	370,012,441
				1,314,944,731
Total U.S. Treasury Securities (Cost $6,286,709,927)				6,286,709,927
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–52.60% (Cost $13,844,785,275)				13,844,785,275

			Repurchase Amount

Repurchase Agreements–47.48% (d)

ABN AMRO Bank N.V., agreement dated 05/31/2018, maturing value of $200,009,944 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $204,000,065; 1.00%-5.50%; 11/30/2018-11/01/2047)	1.79%	06/01/2018	200,009,944	200,000,000
Bank of Montreal, term agreement dated 05/29/2018, maturing value of $500,384,444 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.00%; 06/14/2018-08/15/2046) (e)	1.73%	06/14/2018	500,384,444	500,000,000
Bank of Nova Scotia, joint agreement dated 05/31/2018, aggregate maturing value of $800,039,778 (collateralized by U.S. government sponsored agency obligations valued at $816,000,000; 2.00%-7.00%; 11/01/2018-05/15/2058)	1.79%	06/01/2018	235,011,685	235,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., agreement dated 05/31/2018, maturing value of $100,004,972 (collateralized by U.S. government sponsored agency obligations and a domestic corporate obligation valued at $102,000,000; 0%-6.25%; 08/01/2019-05/01/2048)	1.79%	06/01/2018	$100,004,972	$100,000,000
BNP Paribas Securities Corp., joint agreement dated 05/31/2018, aggregate maturing value of $500,025,000 (collateralized by U.S. Treasury obligations valued at $510,275,969; 0.13%; 01/15/2023)	1.80%	06/01/2018	300,015,000	300,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2018, aggregate maturing value of $1,000,049,722 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 1.38%-6.00%; 01/31/2021-04/01/2048)	1.79%	06/01/2018	445,022,126	445,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 05/31/2018, aggregate maturing value of $750,037,083 (collateralized by U.S. government sponsored agency obligations valued at $765,000,000; 3.00%-4.50%; 09/01/2042-05/01/2048)	1.78%	06/01/2018	100,004,944	100,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/29/2018, aggregate maturing value of $500,167,222 (collateralized by U.S. government sponsored agency obligations valued at $510,000,001; 1.63%-4.00%; 11/29/2018-05/20/2048) (e)	1.72%	06/05/2018	400,133,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/30/2018, aggregate maturing value of $500,167,222 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 1.88%-4.50%; 09/24/2026-04/01/2048) (e)	1.72%	06/06/2018	350,117,055	350,000,000
DNB Bank ASA, agreement dated 05/31/2018, maturing value of $425,021,014 (collateralized by U.S. Treasury obligations valued at $433,500,040; 1.13%-2.50%; 06/15/2020-08/15/2023)	1.78%	06/01/2018	425,021,014	425,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2018, maturing value of $150,007,208 (collateralized by U.S. Treasury obligations valued at $153,000,083; 1.13%-2.00%; 09/30/2021-04/30/2023)	1.73%	06/01/2018	150,007,208	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2018, maturing value of $200,009,889 (collateralized by a U.S. Treasury obligation valued at $204,000,002; 2.63%; 03/31/2025)	1.78%	06/01/2018	200,009,889	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2018, maturing value of $400,019,778 (collateralized by a U.S. Treasury obligation valued at $408,000,004; 0.13%; 04/15/2022)	1.78%	06/01/2018	400,019,778	400,000,000
HSBC Securities (USA) Inc., joint term agreement dated 05/31/2018, aggregate maturing value of $250,086,042 (collateralized by U.S. government sponsored agency obligations valued at $255,000,835; 3.50%-4.00%; 07/01/2044-12/01/2047) (e)	1.77%	06/07/2018	110,037,858	110,000,000
ING Financial Markets, LLC, agreement dated 05/31/2018, maturing value of $350,017,403 (collateralized by U.S. government sponsored agency obligations valued at $357,000,000; 1.44%-8.00%; 12/01/2022-04/01/2048)	1.79%	06/01/2018	350,017,403	350,000,000
ING Financial Markets, LLC, joint term agreement dated 05/29/2018, aggregate maturing value of $200,067,278 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.00%-6.00%; 10/01/2022-04/01/2048) (e)	1.73%	06/05/2018	120,040,367	120,000,000
Lloyds Bank PLC, joint term agreement dated 03/20/2018, aggregate maturing value of $803,192,000 (collateralized by U.S. Treasury obligations valued at $813,775,968; 1.25%-2.63%; 10/31/2020-08/15/2025) (e)	1.89%	06/06/2018	225,897,750	225,000,000
Lloyds Bank PLC, joint term agreement dated 03/22/2018, aggregate maturing value of $376,535,625 (collateralized by U.S. Treasury obligations valued at $385,349,969; 6.00%; 02/15/2026)	1.89%	06/08/2018	306,248,975	305,000,000
Lloyds Bank PLC, joint term agreement dated 03/23/2018, aggregate maturing value of $702,784,833 (collateralized by U.S. Treasury obligations valued at $708,373,268; 2.13%-3.50%; 05/15/2020-08/15/2021)	1.86%	06/11/2018	225,895,125	225,000,000
Lloyds Bank PLC, joint term agreement dated 05/08/2018, aggregate maturing value of $501,733,333 (collateralized by U.S. Treasury obligations valued at $511,879,057; 1.00%-2.13%; 11/30/2019-12/31/2021)	1.95%	07/11/2018	326,126,667	325,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/30/2018, aggregate maturing value of $1,100,386,135 (collateralized by U.S. Treasury obligations valued at $1,122,537,846; 0%-4.50%; 07/12/2018-02/15/2043) (e)	1.75%	06/06/2018	500,172,052	500,001,913
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 05/30/2018, aggregate maturing value of $2,795,581,383 (collateralized by U.S. Treasury obligations valued at $2,852,577,495; 1.63%-2.25%; 08/31/2022-11/30/2024) (e)	1.76%	06/06/2018	1,314,287,124	1,313,837,500
Natixis, joint agreement dated 05/31/2018, aggregate maturing value of $1,000,049,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,077; 0%-8.75%; 11/15/2018-11/15/2027)	1.78%	06/01/2018	710,185,297	710,150,184
Prudential Insurance Co. of America, agreement dated 05/31/2018, maturing value of $483,210,409 (collateralized by U.S. Treasury obligations valued at $495,621,430; 0%; 02/15/2026-05/15/2045)	1.80%	06/01/2018	483,210,409	483,186,250

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated 05/31/2018, maturing value of $84,066,703 (collateralized by U.S. Treasury obligations valued at $86,094,000; 0%; 08/15/2033-05/15/2045)	1.80%	06/01/2018	$84,066,703	$84,062,500
RBC Capital Markets LLC, joint term agreement dated 06/01/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,001; 0%-7.50%; 06/25/2018-03/25/2058) (a)(e)	1.70%	07/31/2018	590,000,000	590,000,000
Royal Bank of Canada, agreement dated 05/31/2018, maturing value of $400,019,889 (collateralized by U.S. government sponsored agency obligations valued at $408,000,000; 2.24%-7.50%; 03/01/2023-11/20/2065)	1.79%	06/01/2018	400,019,889	400,000,000
Royal Bank of Canada, joint term agreement dated 05/29/2018, aggregate maturing value of $1,100,367,889 (collateralized by U.S. government sponsored agency obligations valued at $1,122,000,000; 2.41%-6.00%; 09/01/2026-02/01/2057) (e)	1.72%	06/05/2018	1,010,337,789	1,010,000,000
Societe Generale, joint open agreement dated 04/03/2018, aggregate maturing value of $500,000,000 (collateralized by U.S. government sponsored agency obligations, U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,000; 0%-7.63%; 11/08/2018-01/01/2048) (f)	1.75%	-	-	320,000,000
Societe Generale, joint term agreement dated 05/25/2018, aggregate maturing value of $100,033,250 (collateralized by U.S. Treasury obligations valued at $102,000,010; 0%-3.88%; 10/11/2018-02/15/2048) (e)	1.71%	06/01/2018	85,028,263	85,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2018, aggregate maturing value of $1,000,048,611 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,001; 3.00%-3.50%; 10/20/2047-05/20/2048)	1.75%	06/01/2018	96,733,107	96,728,405
TD Securities (USA) LLC, agreement dated 05/31/2018, maturing value of $400,019,778 (collateralized by U.S. Treasury obligations valued at $408,000,077; 4.38%-5.50%; 08/15/2028-05/15/2040)	1.78%	06/01/2018	400,019,778	400,000,000
Wells Fargo Securities, LLC, agreement dated 05/31/2018, maturing value of $765,037,825 (collateralized by U.S. Treasury obligations valued at $780,300,050; 0%-8.00%; 08/15/2018-02/15/2047)	1.78%	06/01/2018	765,037,825	765,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2018, aggregate maturing value of $760,037,789 (collateralized by U.S. government sponsored agency obligations valued at $775,200,001; 2.13%-6.00%; 02/01/2021-05/01/2048)	1.79%	06/01/2018	275,013,674	275,000,000
Total Repurchase Agreements (Cost $12,497,966,752)				12,497,966,752
TOTAL INVESTMENTS IN SECURITIES(g)–100.08% (Cost $26,342,752,027)				26,342,752,027
OTHER ASSETS LESS LIABILITIES–(0.08)%				(22,350,959)
NET ASSETS–100.00%				$26,320,401,068

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(b)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–100.07%

U.S. Treasury Bills–77.53%(a)

U.S. Treasury Bills	1.62%	06/07/2018	$800	$799,784
U.S. Treasury Bills	1.66%	06/07/2018	45,000	44,987,550
U.S. Treasury Bills	1.67%	06/07/2018	30,000	29,991,700
U.S. Treasury Bills	1.68%	06/07/2018	30,000	29,991,625
U.S. Treasury Bills	1.72%	06/07/2018	7,300	7,297,910
U.S. Treasury Bills	1.64%	06/14/2018	10,000	9,994,078
U.S. Treasury Bills	1.68%	06/14/2018	45,000	44,972,862
U.S. Treasury Bills	1.73%	06/21/2018	20,000	19,980,833
U.S. Treasury Bills	1.79%	06/21/2018	60,000	59,940,667
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,965,575
U.S. Treasury Bills	1.75%	06/28/2018	130,000	129,829,555
U.S. Treasury Bills	1.77%	06/28/2018	30,000	29,960,400
U.S. Treasury Bills	1.75%	07/05/2018	35,000	34,942,484
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,928,193
U.S. Treasury Bills	1.72%	07/12/2018	35,000	34,931,718
U.S. Treasury Bills	1.76%	07/12/2018	1,600	1,596,811
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,914,667
U.S. Treasury Bills	1.77%	07/19/2018	50,000	49,882,667
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,975,617
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,962,989
U.S. Treasury Bills	1.78%	07/26/2018	1,700	1,695,403
U.S. Treasury Bills	1.84%	07/26/2018	25,000	24,930,104
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,958,021
U.S. Treasury Bills	1.84%	08/02/2018	65,000	64,794,582
U.S. Treasury Bills	1.85%	08/09/2018	50,000	49,823,667
U.S. Treasury Bills	1.87%	08/16/2018	1,900	1,892,527
U.S. Treasury Bills	1.90%	08/16/2018	105,000	104,581,937
U.S. Treasury Bills	1.90%	08/23/2018	100,000	99,563,097
U.S. Treasury Bills	1.85%	09/06/2018	25,000	24,876,729
U.S. Treasury Bills	1.87%	09/13/2018	25,000	24,866,389
U.S. Treasury Bills	1.90%	10/11/2018	15,000	14,896,600
U.S. Treasury Bills	1.96%	10/18/2018	10,000	9,924,901
				1,100,651,642

U.S. Treasury Notes–22.54%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.08%	07/31/2018	58,000	58,004,145
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.07%	10/31/2018	35,000	35,000,415
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.04%	01/31/2019	49,000	49,006,809
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.97%	04/30/2019	38,000	38,001,940
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.96%	07/31/2019	19,000	18,999,922
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.95%	10/31/2019	47,000	47,007,174
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.90%	01/31/2020	29,000	28,987,604
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.94%	04/30/2020	35,000	35,001,325
U.S. Treasury Notes	1.13%	06/15/2018	10,000	9,997,686
				320,007,020
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $1,420,658,662)				1,420,658,662
OTHER ASSETS LESS LIABILITIES–(0.07)%				(1,044,028)
NET ASSETS–100.00%				$1,419,614,634

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.81%

Alabama–4.30%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.15%	07/01/2040	$8,505	$8,505,000

Arizona–1.83%

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.05%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.05%	06/15/2031	1,640	1,640,000
				3,615,000

California–2.82%

California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	0.81%	05/01/2034	2,870	2,870,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC-Citibank, N.A.)(a)(b)	0.80%	08/01/2042	2,700	2,700,000
				5,570,000

Colorado–0.83%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.20%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.20%	07/01/2034	735	735,000
				1,643,000

Delaware–2.07%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	05/01/2036	1,000	1,000,000
				4,085,000

District of Columbia–1.52%

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	1.00%	10/01/2039	3,000	3,000,000

Florida–5.93%

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)	1.07%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.08%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.10%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	1.06%	11/01/2038	3,745	3,745,000
				11,725,000

Georgia–6.75%

Atlanta (State of) Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone Facility RB (LOC-BMO Harris Bank N.A.)(a)(b)	1.04%	11/01/2030	2,800	2,800,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.08%	01/01/2030	2,250	2,250,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.08%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.90%	09/01/2035	4,190	4,190,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.20%	09/01/2020	1,100	1,100,000
				13,340,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–4.22%

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	1.13%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.04%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.06%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.20%	08/01/2037	4,975	4,975,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.24%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	10/01/2019	500	500,000
				15,941,500

Louisiana–1.22%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.08%	07/01/2047	1,490	1,490,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)	1.10%	12/01/2040	930	930,000
				2,420,000

Maryland–1.67%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.42%	06/25/2018	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A)(a)(b)	1.05%	04/01/2035	300	300,000
				3,300,000

Massachusetts–0.83%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)	1.02%	10/01/2038	1,650	1,650,000

Michigan–1.18%

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–5.57%

Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)(a)	1.14%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (The College of Saint Catherine); Series 2002 Five-N2, VRD RB (LOC-U.S. Bank N.A.)(a)(b)	1.10%	10/01/2032	1,000	1,000,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	1.15%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(a)	1.02%	11/01/2035	4,170	4,170,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	1.02%	10/01/2033	2,805	2,805,000
				11,010,000

Mississippi–3.63%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.92%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.01%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.01%	12/01/2030	5,000	5,000,000
				7,185,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–2.47%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	1.05%	11/01/2037	$525	$525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(a)(b)	1.06%	08/01/2038	1,245	1,245,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	1.09%	02/01/2031	2,525	2,525,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	1.20%	12/01/2019	595	595,000
				4,890,000

New York–6.64%

Metropolitan Transportation Authority; Subseries 2005 D-1, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.07%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(a)(b)	0.83%	11/01/2035	590	590,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)	1.06%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.15%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.18%	11/01/2049	4,550	4,550,000
				13,120,000

North Carolina–0.86%

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(a)(b)(c)	1.00%	05/01/2036	1,700	1,700,000

Ohio–0.10%

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(a)(b)	1.06%	08/02/2038	200	200,000

Oregon–1.75%

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank N.A.)(a)(b)	1.07%	08/01/2034	3,450	3,450,000

Pennsylvania–5.04%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	11/01/2039	1,410	1,410,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	11/01/2030	500	500,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(b)	1.05%	06/01/2037	1,685	1,685,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	1.07%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	10/15/2025	1,015	1,015,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	09/01/2028	1,406	1,406,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	1.07%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	07/01/2027	550	550,000
				9,961,000

Texas–14.99%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	1.10%	08/01/2035	7,405	7,405,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.08%	02/15/2042	635	635,000
Houston (City of); Series 2018 E-2, General Obligation Commercial Paper Notes	1.62%	06/12/2018	3,000	3,000,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	1.08%	01/01/2049	4,845	4,845,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	04/01/2026	$2,532	$2,532,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(a)	1.05%	05/01/2042	1,355	1,355,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,742,864
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	1.00%	08/01/2025	4,120	4,120,000
				29,634,864

Utah–6.68%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.06%	11/01/2024	5,400	5,400,000
Murray (City of) (IHC Health Services, Inc.); Series 2003 B, VRD Hospital RB(a)	1.04%	05/15/2036	4,900	4,900,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	1.12%	04/01/2042	2,900	2,900,000
				13,200,000

Virginia–1.43%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.08%	08/01/2037	2,820	2,820,000

Washington–2.12%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	1.04%	09/01/2049	4,200	4,200,000

West Virginia–2.11%

Cabell (County of) (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD University Facilities RB (LOC-Bank of America, N.A.)(a)(b)	1.08%	07/01/2039	1,045	1,045,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	1.07%	01/01/2034	3,130	3,130,000
				4,175,000

Wisconsin–3.19%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(a)(b)	1.06%	10/01/2042	4,170	4,170,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,126,875
				6,296,875
TOTAL INVESTMENTS IN SECURITIES(e)(f)–99.81% (Cost $197,302,239)				197,302,239
OTHER ASSETS LESS LIABILITIES–0.19%				375,877
NET ASSETS–100.00%				$197,678,116

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.6%; other countries less than 5% each: 10.3%.

(d)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2018 represented 1.72% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.

(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corp.	5.7%
Federal Home Loan Bank	5.4
PNC Bank, N.A.	5.4

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its

Short-Term Investments Trust

C.	Country Determination – (continued)

assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

E.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Short-Term Investments Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2018, there were no material transfers between valuation levels.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.